Offsets	Aug. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Clearway Energy, Inc.
Form or Filing Type	S-3
File Number	333-273804
Initial Filing Date	Aug. 08, 2023
Fee Offset Claimed	$ 12,473.15
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class C Common Stock, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 75,001,076.42
Termination / Withdrawal Statement	On August 6, 2020, the registrant filed with the SEC a Registration Statement on Form S-3 (Registration No. 333-241652) (the "2020 Registration Statement") registering an unspecified amount of its securities specified therein, including its Class C Common Stock, par value $0.01 per share ("common stock"), and, in accordance with Rules 456(b) and 457(r) under the Securities Act, initially deferred payment of all of the registration fee for the 2020 Registration Statement. On August 6, 2020, the registrant filed with the SEC a prospectus supplement to the 2020 Registration Statement to register the offer and sale from time to time of shares of common stock having a proposed maximum aggregate offering price of $150,000,000 (the "2020 ATM Prospectus Supplement") and concurrently paid $19,740 in registration fees in connection therewith. The offering of common stock under the 2020 ATM Prospectus Supplement has been completed, and at the time of completion, $125,581,592.00 of common stock remained unsold under the 2020 ATM Prospectus Supplement, and $16,300.49 of registration fees previously paid in connection with the 2020 ATM Prospectus Supplement remained unutilized and available for future registration fees pursuant to Rule 457(p) under the Securities Act (the "2020 Unused Fees"). On August 8, 2023, the registrant filed with the SEC a Registration Statement on Form S-3 (File No. 333-273804) (the "2023 Registration Statement") registering an unspecified amount of its securities specified therein, including its common stock, and, in accordance with Rules 456(b) and 457(r) under the Securities Act, initially deferred payment of all of the registration fee for the 2023 Registration Statement. On August 6, 2025, the registrant filed with the SEC a prospectus supplement to the 2023 Registration Statement to register the offer and sale from time to time of shares of common stock having a proposed maximum aggregate offering price of $100,000,000 (the "2025 ATM Prospectus Supplement"). Pursuant to Rule 457(p) under the Securities Act, the 2020 Unused Fees were transferred in full to the 2023 Registration Statement and fully offset the $15,310 filing fee due in connection with the 2025 ATM Prospectus Supplement. The offering of common stock under the 2025 ATM Prospectus Supplement has been completed, and at the time of completion, $75,001,076.42 of common stock remained unsold under the 2025 ATM Prospectus Supplement. Accordingly, $11,482.66 of fees previously paid with respect to the 2025 ATM Prospectus Supplement remain unutilized and available for future registration fees pursuant to Rule 457(p) under the Securities Act (the "2025 Unused Fees"). Accordingly, pursuant to Rule 457(p) under the Securities Act, the $13,810 filing fee due in connection with this filing is partially offset by (i) $11,482.66 representing the 2025 Unused Fees, and (ii) $990.49, representing the portion of the 2020 Unused Fees that was transferred to the 2025 ATM Prospectus Supplement but not applied to the filing fee therefor. The total fee offset of $12,473.15 results in a fee of $1,336.85 remitted with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Clearway Energy, Inc.
Form or Filing Type	S-3
File Number	333-241652
Filing Date	Aug. 06, 2020
Fee Paid with Fee Offset Source	$ 12,473.15